Risk management and concentrations of risk	6 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
13. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the three and six months ended June 30, 2016, and 2015, no derivative financial instruments have been used to manage foreign exchange risk. The Gallant time charter provides that revenues are denominated 90% in U.S. dollars and 10% in Egyptian pounds, or as otherwise agreed between the parties from time to time. For the three and six months ended June 30, 2016, the revenues from the Höegh Gallant were denominated 93% in U.S. dollars and 7% in Egyptian pounds and 92% in U.S. dollars and 8% in Egyptian pounds, respectively. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking during the three months ended June 30, 2016. There are two official published rates for the Egyptian pound. The lower rate is applied in the Partnership’s consolidated and combined carve-out financial statements for revenues, expenses, assets and liabilities. Egyptian authorities set the official published rates which are subject to devaluation. The Partnership classifies cash in Egyptian pounds in excess of working capital needs in Egyptian pounds as long-term restricted cash. The Partnership reduced its exposure to devaluation of the Egyptian pound by repaying $0.5 million of amounts due to owners and affiliates in Egyptian pounds and by decreasing the revenues denominated in Egyptian pounds to more closely match its working capital requirements for the three months ended June 30, 2016. As a result, the long-term restricted cash in Egyptian pounds was minimal as of June 30, 2016. Monetary assets denominated in Egyptian pounds are subject to devaluation risk.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2016 and December 31, 2015, there are interest rate swap agreements on the Lampung and Gallant facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2016, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$183,739	(14,265)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$138,938	(4,228)	Sept 2019	1.9%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of June 30, 2016
Interest rate swaps	$(4,954)	$(13,539)
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)

The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three and six months ended June 30, 2016 and 2015.

	Three months ended
	June 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(54)	$(54)
Amortization of amount excluded from hedge effectiveness	—	594	594
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	326	$326

	Three months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	206	206
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	(8)	$(8)

	Six months ended
	June 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(17)	$(17)
Amortization of amount excluded from hedge effectiveness	—	1,107	1,107
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Gain (loss) on derivative financial instruments	$—	662	$662

	Six months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	541	541
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Gain (loss) on derivative financial instruments	$—	113	$113

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of June 30, 2016 and 2015 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(8,815)	—	(8,815)	(8,815)
Reclassification of amortization of cash flow hedge to earnings	428	(146)	282	282
Other comprehensive income for period	(8,387)	(146)	(8,533)	(8,533)
Balance as of June 30, 2016	$(17,217)	1,443	(15,774)	$(15,774)

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	286	0	286	286
Reclassification of amortization of cash flow hedge to earnings	428	(203)	225	225
Other comprehensive income for period	714	(203)	511	511
Balance as of June 30, 2015	$(9,445)	1,781	(7,664)	$(7,664)

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables, amounts due from owners and affiliates and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are two charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts was recorded for the three and six month periods ended June 30, 2016 and 2015 and the year ended December 31, 2015. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charter for the PGN FSRU Lampung terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.